Financial Instruments and Hedging Activities - Summary of Split Between Short-Term and Long-Term Asset (Detail) - Forward Currency Exchange Contracts [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ 33.9	$ 22.9
Short Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	11.0	7.7
Long Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ 22.9	$ 15.2